Concentrations (Details Narrative) - OmniM2M, Inc [Member] - Sales [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Concentration rish, percentage	63.00%	89.00%	61.00%	44.00%
Major Customer [Member]
Concentration rish, percentage	10.00%		10.00%
Two Customer [Member] | Accounts Receivable [Member]
Concentration rish, percentage	100.00%		100.00%